Other Income and Expenses (Details) - Schedule of Finance Income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Finance Income [Abstract]
Bank interest income	¥ 9	¥ 33	¥ 34
Interest income on net investments in subleases		1	45
Total finance income	¥ 9	¥ 34	¥ 79